Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Raw materials and consumables	$ 830	$ 794	$ 1,024
Inventories in process	1,272	1,450	1,208
Finished goods and goods for resale	1,091	646	803
Inventories	3,193	2,890	3,035
Cost Of Inventories Recognised As Expense	2,708	2,659	2,493
Inventory write-offs	$ 231	$ 208	$ 109